Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales
Products	$ 503,946	$ 612,138	$ 414,853
Services	192,049	137,991	69,550
Total net sales	695,995	750,129	484,403
Cost of sales
Products	466,221	302,838	213,427
Services	127,602	84,897	44,803
Total cost of sales	593,823	387,735	258,230
Gross profit	102,172	362,394	226,173
Operating expenses
Research and development, net	122,360	82,270	52,310
Selling, general and administrative	434,619	351,993	$ 202,040
Goodwill impairment	942,408	102,470
Change in fair value of obligations in connection with acquisitions	(23,671)	(26,150)	$ 754
Total operating expenses	1,475,716	510,583	255,104
Operating loss	(1,373,544)	(148,189)	(28,931)
Financial expense, net	(10,287)	(6,529)	(450)
Loss before income taxes	(1,383,831)	(154,718)	(29,381)
Income taxes	(10,320)	(35,248)	(2,474)
Net loss	(1,373,511)	(119,470)	(26,907)
Net income (loss) attributable to non-controlling interests	(676)	(50)	47
Net loss attributable to Stratasys Ltd.	$ (1,372,835)	$ (119,420)	$ (26,954)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (26.64)	$ (2.39)	$ (0.64)
Diluted	$ (26.64)	$ (2.39)	$ (0.68)
Weighted average ordinary shares outstanding
Basic	51,592	50,019	42,079
Diluted	51,592	50,019	42,099
Comprehensive Loss
Net loss	$ (1,373,511)	$ (119,470)	$ (26,907)
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings		167
Foreign currency translation adjustments	$ (8,263)	(4,326)	$ 2,036
Unrealized gains (losses) on derivatives designated as cash flow hedge	1,136	(1,396)	153
Other comprehensive income (loss), net of tax	(7,127)	(5,555)	2,189
Comprehensive loss	(1,380,638)	(125,025)	(24,718)
Comprehensive income (loss) attributable to non-controlling interests	(676)	(50)	90
Comprehensive loss attributable to Stratasys Ltd.	$ (1,379,962)	$ (124,975)	$ (24,808)